Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.01 per share
Amount Registered | shares	16,835,016
Proposed Maximum Offering Price per Unit	54.25
Maximum Aggregate Offering Price	$ 913,299,618.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 139,826.17
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Fox Corporation (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-273947), filed with the Securities and Exchange Commission (the "SEC") on August 11, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 8, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.